Schedule of Fair Value Assumption Asset (Details) - USD ($)			12 Months Ended
	Dec. 22, 2022	Dec. 22, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Jul. 26, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						$ 483,000
Weighted average useful life years					5 years
Goodwill			$ 3,511,167	$ 6,916,095	$ 6,916,095
Four Cubed Acquisition LLC Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			4,928,000
Cash			311,523
Accounts receivable			424,593
Prepaid expenses and other current assets			9,468
Intangible assets			4,928,000
Total Assets			5,673,584
Accrued expenses			311,026
Total liabilities			311,026
Net assets acquired, excluding goodwill			5,362,558
Goodwill			3,130,167
Purchase consideration for accounting acquiree			8,492,725
Sports Hub Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 2,390,000	$ 2,390,000
Cash	38,255,266	38,255,266
Accounts receivable	186,712	186,712
Prepaid expenses and other current assets	1,916,932	1,916,932
Total Assets	53,460,660	53,460,660
Accrued expenses	284,345	284,345
Total liabilities	51,671,227	51,671,227
Net assets acquired, excluding goodwill	1,789,433	1,789,433
Goodwill	4,968,703	4,968,703
Purchase consideration for accounting acquiree	6,758,137	6,758,137
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						$ 414,000
Weighted average useful life years						4 years
Customer Relationships [Member] | Four Cubed Acquisition LLC Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 4,144,000
Weighted average useful life years			10 years
Customer Relationships [Member] | Sports Hub Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,550,000	$ 1,550,000
Weighted average useful life years	5 years	5 years
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						$ 69,000
Weighted average useful life years						3 years
Developed Technology [Member] | Four Cubed Acquisition LLC Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 784,000
Weighted average useful life years			1 year
Trade Names [Member] | Sports Hub Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 640,000	$ 640,000
Weighted average useful life years	6 years	6 years
Technology-Based Intangible Assets [Member] | Sports Hub Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 200,000	$ 200,000
Weighted average useful life years	5 years	5 years